DIVESTITURES (Divestiture of the Global Ethylene Acrylic Acid (EAA) Copolymers and Ionomers Business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 01, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal	$ 0	$ 0	$ (14)
Global Ethylene Acrylic Acid (EAA) | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received				$ 296
Gain on disposal	0	227	$ 0
Packaging & Specialty Plastics [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal	$ 0
Packaging & Specialty Plastics [Member] | Global Ethylene Acrylic Acid (EAA) | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal		$ 227